Note 4(a) - Advances for Vessels Acquisitions/ Under Construction (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2015	25,098
— Additions	72,495
— Transferred to Vessels	(97,593)
Balance, December 31, 2016	-
— Advances paid	5,995
—Capitalized expenses	762
Balance, December 31, 2017	6,757